LEASES - Schedule of Maturity of Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Nov. 25, 2025	Dec. 31, 2024
Operating Leases
2026	$ 13
2027	11
2028	13
2029	9
2030	7
Thereafter	42
Total lease payments	95
Less imputed interest	28
Total net present value	67	$ 17
Finance Leases
2026	2
2027	2
2028	0
2029	0
2030	0
Thereafter	0
Total lease payments	4
Less imputed interest	0
Total net present value	4		$ 5
Total
2026	15
2027	13
2028	13
2029	9
2030	7
Thereafter	42
Total lease payments	99
Less imputed interest	28
Total net present value	71
Sublease income	$ 5
Sublease income term	7 years
First Energy [Member]
Operating Leases
2026	$ 72
2027	61
2028	58
2029	43
2030	29
Thereafter	85
Total lease payments	348
Less imputed interest	61
Total net present value	287
Finance Leases
2026	4
2027	3
2028	4
2029	0
2030	0
Thereafter	0
Total lease payments	11
Less imputed interest	1
Total net present value	10		$ 12
Total
2026	76
2027	64
2028	62
2029	43
2030	29
Thereafter	85
Total lease payments	359
Less imputed interest	62
Total net present value	297
Sublease income	$ 6
Sublease income term	7 years